MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	$ 20,407	$ 14,050
Gross unrealized losses, less than one year	(10)	(16)
Gross unrealized gains, less than one year	55	1,969
Market Value, less than one year	20,452	16,003
Adjusted cost, over one year through three years	60,020	70,391
Gross unrealized losses, over one year through three years	(71)	(260)
Gross unrealized gains, over one through three years	141	192
Market Value, over one year through three years	60,090	70,323
Adjusted cost, greater than three years	15,019	17,698
Gross unrealized losses, greater than three years	(171)	(207)
Gross unrealized gains, greater than three years	29
Market value, greater than three years	14,877	17,491
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	15,361	5,895
Gross unrealized losses, less than one year	(10)	(15)
Gross unrealized gains, less than one year	51	16
Market Value, less than one year	15,402	5,896
Adjusted cost, over one year through three years	31,040	38,383
Gross unrealized losses, over one year through three years	(45)	(117)
Gross unrealized gains, over one through three years	76	149
Market Value, over one year through three years	31,071	38,415
Adjusted cost, greater than three years	7,738	6,356
Gross unrealized losses, greater than three years	(111)	(71)
Gross unrealized gains, greater than three years
Market value, greater than three years	7,627	6,285
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	5,046	4,393
Gross unrealized losses, less than one year		(1)
Gross unrealized gains, less than one year	4	17
Market Value, less than one year	5,050	4,409
Adjusted cost, over one year through three years	28,980	32,008
Gross unrealized losses, over one year through three years	(26)	(143)
Gross unrealized gains, over one through three years	65	43
Market Value, over one year through three years	29,019	31,908
Adjusted cost, greater than three years	7,281	11,342
Gross unrealized losses, greater than three years	(60)	(136)
Gross unrealized gains, greater than three years	29
Market value, greater than three years	7,250	11,206
Corporate shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year		3,762
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year		1,936
Market Value, less than one year		$ 5,698